ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2014
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2014	2013	2012
Changes in the allowance for loan and lease losses on loans, excluding covered/formerly covered
Balance at beginning of year	$43,829	$47,777	$52,576
Provision for loan and lease losses	3,369	8,714	19,117
Loans charged-off	(7,877)	(17,283)	(25,312)
Recoveries	3,499	4,621	1,396
Balance at end of year	$42,820	$43,829	$47,777

Changes in the allowance for loan and lease losses on covered/formerly covered loans
Balance at beginning of year	$18,901	$45,190	$42,835
Provision for loan and lease losses	(1,841)	195	30,903
Loans charged-off	(18,096)	(39,224)	(33,907)
Recoveries	11,074	12,740	5,359
Balance at end of year	$10,038	$18,901	$45,190

Changes in the allowance for loan and lease losses on total loans
Balance at beginning of year	$62,730	$92,967	$95,411
Provision for loan and lease losses	1,528	8,909	50,020
Loans charged-off	(25,973)	(56,507)	(59,219)
Recoveries	14,573	17,361	6,755
Balance at end of year	$52,858	$62,730	$92,967

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2014
		Real Estate
(Dollars in thousands)	Comm	Constr	Comm	Resid	Install	Home equity	Other	Total	Covered/formerly covered	Grand Total
Allowance for loan and lease losses
Balance at beginning of year	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829	$18,901	$62,730
Provision for loan and lease losses	871	221	1,325	181	23	565	183	3,369	(1,841)	1,528
Gross charge-offs	1,440	0	2,329	922	283	1,745	1,158	7,877	18,096	25,973
Recoveries	1,260	0	1,194	190	218	231	406	3,499	11,074	14,573
Total net charge-offs	180	0	1,135	732	65	1,514	752	4,378	7,022	11,400
Ending allowance for loan and lease losses	$11,259	$1,045	$20,668	$2,828	$323	$4,260	$2,437	$42,820	$10,038	$52,858
Ending allowance on loans individually evaluated for impairment	$739	$0	$4,002	$310	$0	$2	$0	$5,053	$0	$5,053
Ending allowance on loans collectively evaluated for impairment	10,520	1,045	16,666	2,518	323	4,258	2,437	37,767	10,038	47,805
Ending allowance for loan and lease losses	$11,259	$1,045	$20,668	$2,828	$323	$4,260	$2,437	$42,820	$10,038	$52,858
Loans and Leases
Ending balance of loans individually evaluated for impairment	$6,122	$0	$25,938	$2,963	$0	$609	$0	$35,632	$0	$35,632
Ending balance of loans collectively evaluated for impairment	1,291,190	196,272	1,948,757	429,712	44,269	415,420	113,969	4,439,589	302,014	4,741,603
Total loans	$1,297,312	$196,272	$1,974,695	$432,675	$44,269	$416,029	$113,969	$4,475,221	$302,014	$4,777,235

	2013
		Real Estate
(Dollars in thousands)	Comm	Constr	Comm	Resid	Install	Home equity	Other	Total	Covered/formerly covered	Grand Total
Allowance for loan and lease losses
Balance at beginning of year	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777	$45,190	$92,967
Provision for loan and lease losses	5,385	(3,115)	2,659	593	(132)	1,937	1,387	8,714	195	8,909
Gross charge-offs	3,415	1	8,326	1,016	335	2,409	1,781	17,283	39,224	56,507
Recoveries	672	672	1,994	203	310	508	262	4,621	12,740	17,361
Total net charge-offs	2,743	(671)	6,332	813	25	1,901	1,519	12,662	26,484	39,146
Ending allowance for loan and lease losses	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829	$18,901	$62,730
Ending allowance on loans individually evaluated for impairment	$2,080	$0	$2,872	$348	$0	$2	$0	$5,302	$0	$5,302
Ending allowance on loans collectively evaluated for impairment	8,488	824	17,606	3,031	365	5,207	3,006	38,527	18,901	57,428
Ending allowance for loan and lease losses	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829	$18,901	$62,730
Loans and Leases
Ending balance of loans individually evaluated for impairment	$10,391	$0	$18,023	$3,493	$122	$648	$0	$32,677	$0	$32,677
Ending balance of loans collectively evaluated for impairment	1,025,277	80,741	1,478,964	349,438	47,011	375,806	115,727	3,472,964	457,873	3,930,837
Total loans	$1,035,668	$80,741	$1,496,987	$352,931	$47,133	$376,454	$115,727	$3,505,641	$457,873	$3,963,514

	2012
		Real Estate
(Dollars in thousands)	Comm	Constr	Comm	Resid	Install	Home equity	Other	Total	Covered/formerly covered	Grand Total
Allowance for loan and lease losses
Balance at beginning of year	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576	$42,835	$95,411
Provision for loan and lease losses	1,556	1,528	16,670	346	(883)	(2,032)	1,932	19,117	30,903	50,020
Gross charge-offs	4,312	2,684	11,012	1,814	577	3,661	1,252	25,312	33,907	59,219
Recoveries	393	0	265	73	323	115	227	1,396	5,359	6,755
Total net charge-offs	3,919	2,684	10,747	1,741	254	3,546	1,025	23,916	28,548	52,464
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777	$45,190	$92,967
Ending allowance on loans individually evaluated for impairment	$1,151	$838	$7,155	$290	$0	$2	$92	$9,528	$0	$9,528
Ending allowance on loans collectively evaluated for impairment	6,775	2,430	16,996	3,309	522	5,171	3,046	38,249	45,190	83,439
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777	$45,190	$92,967
Loans and Leases
Ending balance of loans individually evaluated for impairment	$16,661	$2,076	$35,422	$2,604	$0	$101	$496	$57,360	$0	$57,360
Ending balance of loans collectively evaluated for impairment	844,372	71,441	1,381,586	315,606	56,810	367,399	84,490	3,121,704	748,116	3,869,820
Total loans, excluding covered loans	$861,033	$73,517	$1,417,008	$318,210	$56,810	$367,500	$84,986	$3,179,064	$748,116	$3,927,180